Investments in Unconsolidated Subsidiaries and Affiliates - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended									12 Months Ended
	Nov. 30, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Mar. 31, 2011 L And T Case Equipment Private Limited [Member]	Dec. 31, 2013 Al Ghazi Tractors Ltd. [Member]	Dec. 31, 2013 Turk Traktor re Ziraat Makineteri A.S. [Member]	Dec. 31, 2013 New Holland HFT Japan Inc. [Member]	Dec. 31, 2013 CNH de Mexico S.A. de C.V. [Member]	Dec. 31, 2013 CNH Industrial Capital Europe S.A.S. [Member]	Dec. 31, 2013 Naveco (Nanjing Inveco Motor Co.) Ltd [Member]	Dec. 31, 2013 SAIC Iveco Commercial Vehicle Investment Company Limited [Member]	Dec. 31, 2013 Transolver Finance Establecimiento Financiero de Credito S.A. [Member]	Dec. 31, 2012 Kobelco Construction Machinery Co. Ltd. ("KCM") [Member]	Dec. 31, 2013 Kobelco Construction Machinery Co. Ltd. ("KCM") [Member]	Dec. 31, 2011 Kobelco Construction Machinery Co. Ltd. ("KCM") [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage							43.00%	37.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%		0.00%	20.00%
joint venture investment ownership percentage		60.00%
Recognized loss on the sale of investment	$ (26)		$ (35)			$ 34
Ownership interest sold															20.00%
Acquisition purchase price						50
Acquired Goodwill			2,510	2,504	2,502	35
Acquired net tangible assets						32
Acquired intangible assets						$ 30